Income tax expenses	12 Months Ended
Mar. 31, 2019
Income tax expenses
Income tax expenses

7.Income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Current income tax expense	13,495	17,223	18,750
Deferred taxation	281	976	(2,197)
	13,776	18,199	16,553

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2017, 2018 and 2019. The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

Current income tax expense primarily includes the provision for PRC Enterprise Income Tax (“EIT”) for subsidiaries operating in the PRC and withholding tax on earnings that have been declared for distribution by PRC subsidiaries to offshore holding companies. Substantially all of the Company’s income before income tax and share of results of equity investees are generated by these PRC subsidiaries. These subsidiaries are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws, rules and regulations in the PRC.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises. Further, certain subsidiaries were recognized as Software Enterprises and thereby entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years.  In addition, a duly recognized Key Software Enterprise within China’s national plan can enjoy a preferential EIT rate of 10%. The Key Software Enterprise status is subject to review by the relevant authorities every year. The timing of the annual review and notification by the relevant authorities may vary from year to year, and the related tax adjustments in relation to the change in applicable EIT rate as a result of notification of qualification are accounted for in the period in which the Key Software Enterprise status is recognized and notified.

The tax status of the subsidiaries of the Company with major taxable profits is described below:

•

Alibaba (China) Technology Co., Ltd. (“Alibaba China”) and Taobao (China) Software Co., Ltd. (“Taobao China”), entities primarily engaged in the operations of the Company’s wholesale marketplaces and Taobao Marketplace, respectively, obtained the annual review and notification relating to the renewal of the Key Software Enterprises status for the taxation years of 2015, 2016 and 2017 in the quarters ended September 30, 2016, 2017 and 2018, respectively. Accordingly, Alibaba China and Taobao China, which had qualified as High and New Technology Enterprises and applied an EIT rate of 15% for the taxation years of 2015, 2016 and 2017, reflected the reduction in tax rate to 10% for the taxation years of 2015, 2016 and 2017 in the consolidated income statements for the years ended March 31, 2017, 2018 and 2019.

•

Zhejiang Tmall Technology Co., Ltd. (“Tmall China”), an entity primarily engaged in the operations of Tmall, was recognized as a High and New Technology Enterprise and also granted the Software Enterprise status and was thereby entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2012, and a 50% reduction for the subsequent three years starting from the taxation year of 2014. Accordingly, Tmall China was entitled to an EIT rate of 12.5% during the taxation years of 2015 and 2016. Tmall China obtained notification of recognition as a Key Software Enterprise for the taxation years of 2016 and 2017 in the quarter ended September 30, 2017 and 2018. Accordingly, Tmall China, which had applied an EIT rate of 12.5% and 15% for the taxation years of 2016 and 2017, respectively, reflected the reduction in tax rate to 10% for the taxation years of 2016 and 2017 in the consolidated income statement for the years ended March 31, 2018 and 2019.

The total tax adjustments for Alibaba China, Taobao China, Tmall China and certain other PRC subsidiaries of the Company, amounting to RMB720 million, RMB2,295 million and RMB4,656 million, were recorded in the consolidated income statements for the years ended March 31, 2017, 2018 and 2019, respectively. The annual review and notification relating to the renewal of the Key Software Enterprises status for the taxation year of 2018 has not yet been obtained as of March 31, 2019. Accordingly, Alibaba China,  Taobao China and Tmall China continued to apply an EIT rate of 15% for the taxation year of 2018 as High and New Technology Enterprises.

Most of the remaining PRC entities of the Company are subject to EIT at 25% for the years ended March 31, 2017, 2018 and 2019.

Pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between the PRC and Hong Kong. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies and meet the relevant requirements pursuant to the tax arrangement between the PRC and Hong Kong, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of March 31, 2019, the Company had fully accrued the withholding tax on the earnings distributable by all of the subsidiaries of the Company in the PRC, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB49.7 billion.

Composition of deferred tax assets and liabilities

	As of March 31,
	2018	2019
	(in millions of RMB)
Deferred tax assets
Licensed copyrights	1,191	2,475
Tax losses carried forward and others (i)	9,467	21,896
	10,658	24,371
Valuation allowance	(8,476)	(21,838)
Total deferred tax assets	2,182	2,533

Deferred tax liabilities
Identifiable intangible assets	(9,181)	(12,659)
Withholding tax on undistributed earnings (ii)	(8,375)	(7,901)
Investment securities and others	(1,756)	(1,957)
Total deferred tax liabilities	(19,312)	(22,517)
Net deferred tax liabilities	(17,130)	(19,984)

(i)	Others is primarily comprised of property and equipment, deferred revenue and customer advances, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)

The related deferred tax liabilities as of March 31, 2018 and 2019 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB28.6 billion and RMB49.7 billion, respectively.

Valuation allowances provided on the deferred tax assets mainly related to the tax losses carried forward due to the uncertainty surrounding their realization. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced.

As of March 31, 2019, the accumulated tax losses of subsidiaries incorporated in the United States, Indonesia and Singapore, subject to the agreement of the relevant tax authorities, of RMB3,690 million, RMB3,686 million and RMB3,075 million, respectively, are allowed to be carried forward to offset against future taxable profits. The carry forward of tax losses in the United States and Singapore has no time limit, while the tax losses in Indonesia will expire, if unused, in the years ending March 31, 2020 through 2024. The accumulated tax losses of subsidiaries incorporated in the PRC, subject to the agreement of the PRC tax authorities, of RMB73,148 million as of March 31, 2019 will expire, if unused, in the years ending March 31, 2020 through 2024.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company:

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB, except per
	share data)
Income before income tax and share of result of equity investees	60,029	100,403	96,221
Income tax computed at statutory EIT rate (25%)	15,007	25,101	24,055
Effect of different tax rates available to different jurisdictions	(772)	392	(1,568)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(10,507)	(14,782)	(17,687)
Non-deductible expenses and non-taxable income, net (i)	6,090	1,780	8,168
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(1,694)	(2,330)	(5,774)
Withholding tax on the earnings distributed and anticipated to be remitted	3,009	4,393	3,954
Change in valuation allowance, deduction of certain share-based compensation expense and others (iii)	2,643	3,645	5,405
Income tax expenses	13,776	18,199	16,553
Effect of tax holidays inside the PRC on basic earnings per share (RMB)	0.53	0.72	0.86
Effect of tax holidays inside the PRC on basic earnings per ADS (RMB)	4.21	5.79	6.86

(i)

Expenses not deductible for tax purposes and non-taxable income primarily represent investment income (loss), share-based compensation expense, interest expense and exchange differences. Investment income (loss) during the year ended March 31, 2017 includes gains from the revaluation of previously held equity interest relating to the acquisition of Youku (Note 4(h)). Investment income (loss) during the year ended March 31, 2018 includes gains from the revaluation of previously held equity interests relating to the acquisitions of Cainiao Network (Note 4(f)) and Intime (Note 4(g)). Investment income (loss) during the year ended March 31, 2019 includes gains from the revaluation of previously held equity interest relating to the acquisitions of Koubei (Note 4(c)) and Alibaba Pictures (Note 4(b)).

(ii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)

This amount primarily represents valuation allowance against the deferred tax assets associated with operating losses, amortization of licensed copyrights and other timing differences which may not be realized as a tax benefit.